SCHEDULE OF TAX CREDIT PERIOD (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxation
Corporation tax rate	19.00%	19.00%	19.00%